Note 5 - Acquisitions (Details) - Fair Value of Assets Acquired - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 236	$ 236	$ 0
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	91
Trade and other receivables, net	244
Inventories	71
Prepaid expenses	8
Vessels	20,350
Total assets	20,764
Accounts payable	2,556
Accrued liabilities	267
Deferred income	110
Bank debt	12,385
Total liabilities	15,318
Fair value of net assets	5,446
Fair value of consideration	5,682
Goodwill	$ 236